Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Other investments
Non-current other investments	€ 1,006	€ 1,093
Short term investments	5,092	7,017
Equity securities
Other investments
Non-current other investments	65	94
Non-current debt securities
Other investments
Non-current other investments	941	999
Non-current debt securities | Level 1 | Financial assets at amortised cost | Not measured at fair value in statement of financial position but for which fair value is disclosed
Other investments
Financial assets at fair value	810	803
Non-current debt securities | VodafoneZiggo Group Holding B.V.
Other investments
Non-current other investments	830	885
Short-term investments
Other investments
Short term investments	3,225	4,305
Bonds and debt securities
Other investments
Short term investments	1,201	1,338
Bonds and debt securities | Japanese
Other investments
Short term investments	306	899
Bonds and debt securities | Dutch
Other investments
Short term investments	308	290
Bonds and debt securities | Germany
Other investments
Short term investments	0	150
Bonds and debt securities | FRANCE
Other investments
Short term investments	587	0
Managed investment funds
Other investments
Short term investments	€ 2,024	2,967
Liquid days	90 days
Collateral assets
Other investments
Short term investments	€ 741	239
Other investments
Other investments
Short term investments	1,126	2,473
Other investments | Level 1 | Financial assets at fair value
Other investments
Short term investments	459	1,409
Equity securities and managed investment funds | Level 1 | Financial assets at fair value
Other investments
Other investments	€ 27	€ 47